Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income:
Interest and fees on loans	$ 55,507	$ 43,077	$ 41,186
Interest on due from banks	2,216	2,223	258
Interest on investment securities:
U.S. Government sponsored enterprises	9,365	4,150	2,478
States and political subdivisions	2,949	4,075	3,146
Other	1,825	906	111
Total interest income	71,862	54,431	47,179
Interest expense:
Demand deposits, MMDA & savings deposits	6,731	2,019	2,029
Time deposits	7,916	562	752
Junior subordinated debentures	1,079	529	280
Other expenses	1,417	213	144
Total interest expense	17,143	3,323	3,205
Net interest income	54,719	51,108	43,974
Provision for (recovery of) credit losses	1,566	1,472	(1,163)
Net interest income after provision for credit losses	53,153	49,636	45,137
Non-interest income:
Service charges	5,496	5,290	3,921
Other service charges and fees	697	734	803
Loss on sale of securities, net	(2,488)	0	0
Mortgage banking income	301	393	2,505
Insurance and brokerage commissions	929	945	1,035
Appraisal management fee income	9,592	11,663	8,890
Gain (loss) on sale of premises and equipment	184	(85)	105
Gain on sale of other real estate, net	0	0	21
Miscellaneous	8,203	7,749	7,639
Total non-interest income	22,914	26,689	24,919
Non-interest expense:
Salaries and employee benefits	26,640	26,130	24,506
Occupancy	7,962	8,048	7,858
Professional fees	1,716	1,915	1,826
Advertising	750	693	536
Debit card expense	1,255	1,224	1,000
FDIC insurance	745	461	415
Appraisal management fee expense	7,559	9,264	7,112
Other non interest expense	9,517	8,295	7,874
Total non-interest expense	56,144	56,030	51,127
Earnings before income taxes	19,923	20,295	18,929
Income tax expense	4,377	4,172	3,796
Net earnings	$ 15,546	$ 16,123	$ 15,133
Basic net earnings per share	$ 2.87	$ 2.94	$ 2.71
Diluted net earnings per share	2.77	2.85	2.63
Cash dividends declared per share	$ 0.91	$ 0.87	$ 0.66